Consolidated shareholders’ equity - Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised (Details) € / shares in Units, € in Millions							12 Months Ended
	Apr. 30, 2019 shares	May 02, 2018 shares	May 10, 2017 shares	May 04, 2016 shares	Jun. 24, 2015 shares	Mar. 05, 2014 shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Items subsequently reclassifiable to profit or loss(e) | €							€ 2,488	€ (1,448)	€ 2,367
Stock subscription option plan
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding (in shares)							934,444
Stock subscription option plan five
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)						1,009,250
Exercise price (in euros per share) | € / shares							€ 73.48
Number of options outstanding (in shares)							0
Stock subscription option plan six
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)					435,000
Exercise price (in euros per share) | € / shares							€ 89.38
Number of options outstanding (in shares)							159,250
Stock subscription option plan seven
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				402,750
Exercise price (in euros per share) | € / shares							€ 75.90
Number of options outstanding (in shares)							136,000
Stock subscription option plan eight
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			378,040
Exercise price (in euros per share) | € / shares							€ 88.97
Number of options outstanding (in shares)							257,010
Stock subscription option plan nine
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)		220,000
Exercise price (in euros per share) | € / shares							€ 65.84
Number of options outstanding (in shares)							168,784
Stock subscription option plan ten
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	220,000
Exercise price (in euros per share) | € / shares							€ 76.71
Number of options outstanding (in shares)							213,400